Fresh-Start Reporting - Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Aug. 26, 2020	Jan. 31, 2020	Jan. 31, 2019
Current assets:
Cash and cash equivalents	$ 138,176		$ 45,346	$ 92,009
Restricted cash	14,015		2,728	10,306
Accounts receivable, less reserves of approximately $294 and $696 as of January 31, 2021 and January 31, 2020, respectively	173,876		144,678	74,317
Prepaid expenses and other current assets	37,082		23,539	28,444
Total current assets	427,223		284,553	205,076
Property and equipment, net	11,475		7,709	16,023
Goodwill	795,811	$ 491,519	491,653	495,135		$ 1,112,820	$ 1,434,047
Net Carrying Amount, Intangible assets	793,859		664,476	766,086
Right of use assets	17,988		12,353	17,821
Other assets	10,780		6,696	3,594
Total assets	2,221,948		1,545,737	1,503,735
Current liabilities:
Current maturities of long-term debt	4,800		5,200	2,600
Borrowings under accounts receivable facility	74,629		17,022	48,886
Accounts payable	24,159		6,663	8,151
Accrued compensation	40,822		25,146	24,987
Accrued expenses and other current liabilities	47,757		20,103	12,605
Lease liabilities	6,387		2,697	4,769
Deferred revenue, current	259,701		200,339	83,745
Total current liabilities	545,722		351,436	185,743
Long-term debt, net of current portion	462,185		510,236	512,350
Lease liabilities non-current	11,750		11,113	16,399
Warrants				11,200
Deferred tax liabilities	116,441		100,933	103,930
Deferred revenue, non-current	1,248		2,853	655
Other long-term liabilities	11,125		5,990	6,485
Total long-term liabilities				651,019
Total liabilities				836,762
Stockholders' Equity
Common stock	11		40
Additional paid-in capital (Predecessor and Successor)	1,306,146		674,333
Accumulated deficit	(247,229)		(93,722)
Accumulated other comprehensive loss	970		(682)
Total Stockholders' Equity	1,059,898	$ 530,275	579,969	666,973		$ (2,761,744)	$ (1,917,325)
Total liabilities and shareholders' equity	$ 2,221,948		1,545,737	1,503,735
Predecessor
Current assets:
Goodwill				999,628
Successor
Stockholders' Equity
Common stock				40
Additional paid-in capital (Predecessor and Successor)				666,933
Chapter 11, Predecessor, before Adjustment
Current assets:
Cash and cash equivalents				42,341
Restricted cash				35,306
Accounts receivable, less reserves of approximately $294 and $696 as of January 31, 2021 and January 31, 2020, respectively				73,607
Prepaid expenses and other current assets				39,317
Total current assets				190,571
Property and equipment, net				15,523
Goodwill				1,070,674
Net Carrying Amount, Intangible assets				249,962
Right of use assets				17,454
Other assets				17,313
Total assets				1,561,497
Current liabilities:
Current maturities of long-term debt				60,000
Borrowings under accounts receivable facility				48,886
Accounts payable				7,851
Accrued compensation				23,587
Accrued expenses and other current liabilities				12,105
Lease liabilities				1,699
Deferred revenue, current				196,469
Total current liabilities				350,597
Lease liabilities non-current				3,732
Deferred revenue, non-current				1,783
Other long-term liabilities				2,289
Total long-term liabilities				7,804
Liabilities subject to compromise				4,472,954
Total liabilities				4,831,355
Stockholders' Equity
Accumulated deficit				(3,267,346)
Accumulated other comprehensive loss				(2,733)
Total Stockholders' Equity				(3,269,858)
Total liabilities and shareholders' equity				1,561,497
Chapter 11, Predecessor, before Adjustment | Predecessor
Stockholders' Equity
Common stock				138
Additional paid-in capital (Predecessor and Successor)				83
Reorganization, Chapter 11, Plan Effect Adjustment
Current assets:
Cash and cash equivalents				49,668
Restricted cash				(25,000)
Accounts receivable, less reserves of approximately $294 and $696 as of January 31, 2021 and January 31, 2020, respectively				1,700
Prepaid expenses and other current assets				(300)
Total current assets				26,068
Property and equipment, net				500
Goodwill				5,100
Other assets				(3,500)
Total assets				28,168
Current liabilities:
Current maturities of long-term debt				(57,400)
Accounts payable				300
Accrued compensation				1,400
Accrued expenses and other current liabilities				500
Lease liabilities				3,245
Deferred revenue, current				2,400
Total current liabilities				(49,555)
Long-term debt, net of current portion				517,400
Lease liabilities non-current				12,442
Warrants				11,200
Deferred tax liabilities				30,484
Other long-term liabilities				3,796
Total long-term liabilities				575,322
Liabilities subject to compromise				(4,472,954)
Total liabilities				(3,947,187)
Stockholders' Equity
Accumulated deficit				3,308,603
Total Stockholders' Equity				3,975,355
Total liabilities and shareholders' equity				28,168
Reorganization, Chapter 11, Plan Effect Adjustment | Predecessor
Stockholders' Equity
Common stock				(138)
Additional paid-in capital (Predecessor and Successor)				(83)
Reorganization, Chapter 11, Plan Effect Adjustment | Successor
Stockholders' Equity
Common stock				40
Additional paid-in capital (Predecessor and Successor)				666,933
Fresh-Start Reporting Fair Value Adjustment
Current assets:
Accounts receivable, less reserves of approximately $294 and $696 as of January 31, 2021 and January 31, 2020, respectively				(990)
Prepaid expenses and other current assets				(10,573)
Total current assets				(11,563)
Goodwill				(580,639)	$ 1,075,800
Net Carrying Amount, Intangible assets				516,124
Right of use assets				367
Other assets				(10,219)
Total assets				(85,930)
Current liabilities:
Lease liabilities				(175)
Deferred revenue, current				(115,124)
Total current liabilities				(115,299)
Long-term debt, net of current portion			$ 4,564	(5,050)
Lease liabilities non-current				225
Deferred tax liabilities				73,446
Deferred revenue, non-current				(1,128)
Other long-term liabilities				400
Total long-term liabilities				67,893
Total liabilities				(47,406)
Stockholders' Equity
Accumulated deficit				(41,257)
Accumulated other comprehensive loss				2,733
Total Stockholders' Equity				(38,524)
Total liabilities and shareholders' equity				$ (85,930)